Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 2,089,999	$ 1,978,214	$ 1,965,311
Cost of sales:
Cost of sales	735,268	952,323	667,425
Acquisition-related intangible amortization	55,236	58,541	64,198
Total cost of sales	790,504	1,010,864	731,623
Gross profit	1,299,495	967,350	1,233,688
Operating expenses:
Sales and marketing	457,993	450,929	459,912
Research and development	187,516	193,494	198,511
General and administrative	125,676	113,432	119,254
Acquisition-related intangible amortization	8,000	9,596	10,764
Restructuring, acquisition, integration and other, net	54,459	102,188	35,309
Total operating expenses	833,644	869,639	823,750
Income from operations	465,851	97,711	409,938
Other income (expense):
Interest income	64,320	68,016	78,992
Interest expense	(33,256)	(43,841)	(53,410)
Other expense, net	(6,650)	(739)	(5,711)
Total other income, net	24,414	23,436	19,871
Income before income tax expense	490,265	121,147	429,809
Income tax expense	65,385	37,556	88,506
Net income	$ 424,880	$ 83,591	$ 341,303
Basic earnings per common share (in USD per share)	$ 1.96	$ 0.38	$ 1.50
Diluted earnings per common share (in USD per share)	$ 1.94	$ 0.37	$ 1.48
Weighted-average common shares outstanding:
Basic (in shares)	217,219	222,619	228,146
Diluted (in shares)	218,880	224,717	230,619